Item 1. Schedule of Investmets.


 T. Rowe Price Institutional Foreign Equity Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                            Shares        Value

 (Cost and value in $ 000s)
 AUSTRALIA  1.2%
 Common Stocks  0.7%
 BHP Billiton                                            616,875       5,719

                                                                       5,719

 Preferred Stocks  0.5%
 News Corporation                                        473,179       3,817

                                                                       3,817

 Total Australia (Cost $5,817)                                         9,536

 BELGIUM  0.3%
 Common Stocks  0.3%
 Fortis                                                  46,584        1,004

 UCB                                                     26,252        1,208

 Total Belgium (Cost $876)                                             2,212

 BRAZIL  1.0%
 Common Stocks  1.0%
 Petroleo Brasileiro (Petrobras) ADR (USD)               131,060       3,362

 Tele Norte Leste Participacoes ADR (USD)                333,400       4,354

 Total Brazil (Cost $5,929)                                            7,716

 CANADA  0.3%
 Common Stocks  0.3%
 Research In Motion (USD) *                              43,500        2,683

 Total Canada (Cost $1,695)                                            2,683

 CHINA  0.4%
 Common Stocks  0.4%
 China Telecom (HKD) 144A *                              7,016,000     2,316

 China Telecom (H shares) (HKD)                          2,576,000     851

 Total China (Cost $2,833)                                             3,167

 DENMARK  0.6%
 Common Stocks  0.6%
 Novo Nordisk ADR, Series B                              95,851        4,871

 Total Denmark (Cost $2,806)                                           4,871

FINLAND  0.8%
 Common Stocks  0.8%
 Nokia                                                   582,482       6,678

 Total Finland (Cost $1,067)                                           6,678

 FRANCE  13.8%
 Common Stocks  13.8%
 Aventis ss.                                             88,492        6,867

 AXA                                                     236,144       4,850

 BNP Paribas                                             142,736       8,308

 Compagnie de Saint-Gobain                               100,304       4,899

 Credit Agricole ss.                                     290,324       6,846

 France Telecom *                                        309,300       7,658

 Groupe Danone ss.                                       49,360        4,068

 Hermes                                                  30,644        5,914

 L'Oreal                                                 41,038        2,940

 Lafarge ss.                                             10,290          882

 LVMH ss.                                                82,034        5,596

 Sanofi-Synthelabo ss.                                   140,294       9,300

 Schneider Electric                                      90,883        5,779

 Societe Generale ss.                                    46,249        3,795

 Societe Television Francaise 1 ss.                      204,339       5,824

 Sodexho Alliance ss.                                    141,579       3,848

 Thomson ss.                                             104,555       1,947

 Total ss.                                               103,578      20,100

 Vivendi Universal *                                      65,197       1,629

 Total France (Cost $65,632)                                         111,050

 GERMANY  2.5%
 Common Stocks  2.5%
 Allianz                                                 21,689        2,095

 Bayer                                                   41,284        1,102

 Bayerische Hypo-und Vereinsbank *                       53,742          866

 Deutsche Bank                                           41,543        2,886

 E.On                                                    29,849        2,124

 Hypo Real Estate *                                      143,504       4,451

 Rhoen-Klinikum                                          32,075        1,640

 SAP                                                     24,770        3,970

 Siemens                                                 19,516        1,369

 Total Germany (Cost $15,226)                                         20,503

 HONG KONG  1.1%
 Common Stocks  1.1%
 Cheung Kong Holdings                                     396,000      2,920

 Li & Fung                                                1,656,000    2,293

 Sun Hung Kai Properties                                  399,000      3,376

 Total Hong Kong (Cost $7,521)                                         8,589

 INDIA  1.1%
 Common Stocks  1.1%
 Infosys Technologies                                     82,800       2,771

 Oil & Natural Gas *                                      66,200       1,020

 Oil & Natural Gas (Regulation S shares) *                45,400         699

 Zee Telefilms                                            1,375,900    4,169

 Total India (Cost $7,575)                                             8,659

 ISRAEL  0.2%
 Common Stocks  0.2%
 Check Point Software Technologies (USD) *                78,016       1,552

 Total Israel (Cost $1,433)                                            1,552

 ITALY  4.7%
 Common Stocks  4.7%
 Alleanza Assicurazioni                                   413,680      4,430

 Banca Intesa                                             505,010      1,871

 Banco Popolare di Verona e Novara                        107,100      1,786

 ENI                                                      503,931      10,367

 Mediaset                                                 158,475      1,689

 Mediolanum ss.                                           235,675      1,443

 Telecom Italia                                           231,936        688

 Telecom Italia Mobile                                    910,646      4,843

 Telecom Italia-RNC                                       1,481,864    3,182

 UniCredito Italiano                                      1,586,443    7,597

 Total Italy (Cost $20,465)                                           37,896

 JAPAN  22.3%
 Common Stocks  22.3%


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Canon                                                    189,100      9,236

 Credit Saison                                           65,800       1,991

 Dai Nippon Printing                                     350,000      4,956

 Daikin Industries                                       110,000      2,711

 Daito Trust Construction                                117,700      4,386

 Daiwa Securities                                        584,000      3,833

 Denso                                                   113,100      2,772

 Fanuc                                                   85,400       4,923

 Fujisawa Pharmaceutical                                 124,300      3,013

 Funai Electric                                          28,600       4,006

 Hoya                                                    35,600       3,660

 JSR                                                     168,400      2,790

 KDDI                                                    1,358        6,938

 Keyence ss.                                             12,800       2,708

 Kirin Brewery                                           224,000      2,192

 Kyocera                                                 45,100       3,482

 Marui                                                   190,500      2,300

 Matsui Securities ss.                                   57,900       1,591

 Mitsubishi                                              665,000      6,401

 Mitsubishi Estate                                       249,000      2,833

 Mitsui Fudosan                                          675,000      7,503

 Mitsui Trust                                            413,000      2,892

 NEC                                                     673,000      4,200

 Nidec                                                   18,200       1,691

 Nissan Motor                                            478,900      5,168

 Nomura                                                  611,000      8,383

 Oji Paper ss.                                           343,000      2,199

 Orix ss.                                                19,600       2,119

 Rohm                                                    35,600       3,810

 Secom                                                   187,500      7,576

 Seven-Eleven Japan                                      190,000      5,834

 Shin-Etsu Chemical                                      135,200      4,589

 SMC                                                     19,800       1,938

 Softbank ss.                                            80,500       2,833

 Sumitomo Metal Industries                               2,206,000    2,377

 Sumitomo Mitsui Financial ss.                           1,266        7,627

 Suzuki Motor ss.                                        191,000      3,396

 Takefuji                                                31,870       2,289

 Teijin                                                  594,000      2,064

 Toyota Motor                                            168,900      6,794

Trend Micro ss.                                          50,000       2,047

 UFJ ss. *                                               1,282        5,145

 Uniden                                                  123,000      2,529

 USS                                                     18,670       1,509

 Yamanouchi Pharmaceutical                               135,500      4,647

 Yamato Transport                                        143,000      2,276

 Total Japan (Cost $158,059)                                        180,157

 KAZAKHSTAN  0.4%
 Common Stocks  0.4%
 PetroKazakhstan (USD)                                   99,180       3,139

 Total Kazakhstan (Cost $2,716)                                       3,139

 MALAYSIA  0.2%
 Common Stocks  0.2%
 Astro All Asia *                                        765,600       923
 Astro All Asia (Regulation S shares) *                   810,000      976

 Total Malaysia (Cost $1,783)                                        1,899

 MEXICO  1.7%
 Common Stocks  1.7%
 America Movil ADR, Series L (USD)                       101,600      3,630

 Grupo Modelo, Series C                                  1,217,000    3,014

 Grupo Televisa ADR (USD)                                63,700       2,994

 Wal-Mart de Mexico, Series B                            1,401,773    4,276

 Total Mexico (Cost $10,733)                                         13,914

 NETHERLANDS  4.6%
 Common Stocks  4.6%
 Akzo Nobel                                              13,241       437

 ASML Holding * ss.                                      242,130      3,458

 Fortis (Unified shares)                                 68,907       1,501

 ING Groep GDS                                           334,920      7,769

 Koninklijke Numico *                                    156,136      4,867

 Philips Electronics                                     242,206      5,869

 Reed Elsevier ss.                                       98,750       1,262

 Royal Dutch Petroleum ss.                               49,439       2,478

 Royal KPN                                               503,700      3,721

Royal KPN 144A                                           219,800      1,623

 STMicroelectronics ss.                                  107,931      2,005

 Wolters Kluwer GDS                                      126,820      2,133

 Total Netherlands (Cost $24,533)                                    37,123

 NORWAY  0.2%
 Common Stocks  0.2%
 Orkla, Series A                                         78,395       1,886

 Total Norway (Cost $671)                                             1,886

 RUSSIA  1.3%
 Common Stocks  1.3%
 AO VimpelCom ADR (USD) *                                26,700       2,335

 Lukoil ADR (USD)                                        7,900        861

 Lukoil ADR (USD) 144A                                   28,990       3,160

 Norilsk Nickel ADR (USD)                                52,100       2,683

 YUKOS ADR (USD)                                         64,590       1,106

 Total Russia (Cost $9,765)                                           10,145

 SINGAPORE  0.7%
 Common Stocks  0.7%
 United Overseas Bank                                    755,060      6,016

 Total Singapore (Cost $4,712)                                        6,016

 SOUTH KOREA  1.4%
 Common Stocks  1.4%
 Kookmin Bank *                                          116,640      3,207

 Samsung Electronics                                     14,043       5,007

 South Korea Telecom                                     21,720       2,953

 Total South Korea (Cost $8,154)                                     11,167

 SPAIN  4.2%
 Common Stocks  4.2%
 Banco Bilbao Vizcaya Argentaria ss.                       571,783      7,608

 Banco Santander Central Hispano ss.                       519,713      4,940

 Endesa ss.                                                170,741      3,106

 Gas Natural ss.                                           139,230      3,214

 Gestevision Telecino *                                    92,300       1,458

Inditex ss.                                                162,900      3,728

 Repsol                                                    88,210       1,872

 Telefonica                                                392,569      5,720

 Telefonica ADR (USD)                                      51,507       2,249

 Total Spain (Cost $23,598)                                            33,895

 SWEDEN  2.6%
 Common Stocks  2.6%
 Electrolux, Series B                                      108,350      1,892

 Hennes & Mauritz, Series B                                204,240      5,256

 LM Ericsson *                                             824,783      2,203

 Sandvik, Series A                                         14,170         487

 Securitas, Series B                                       676,135      7,621

 Tele2, Series B ss.                                       95,000       3,775

 Total Sweden (Cost $18,907)                                           21,234

 SWITZERLAND  6.2%
 Common Stocks  6.2%
 Adecco ADR                                               197,020      9,149

 Credit Suisse Group *                                    233,520      7,494

 Nestle                                                    59,498     15,211

 Roche Holding (Participation certificates)                45,700      4,520

 UBS                                                      207,332     13,875

 Total Switzerland (Cost $25,769)                                     50,249

 TAIWAN  0.8%
 Common Stocks  0.8%
 China Trust Finance                                     1,473,000    1,504

 Taiwan Semiconductor Manufacturing                      3,805,456    4,803

 Total Taiwan (Cost $6,913)                                           6,307

 UNITED KINGDOM  22.8%
 Common Stocks  22.8%
 Abbey National                                           121,911      1,257

 AstraZeneca                                              246,043     11,015

 Autonomy *                                               123,128        374

 British Sky Broadcast                                    317,902      3,496

 Cadbury Schweppes                                        196,496      1,609

Capita                                                    192,400      1,071

 Carnival                                                  37,167      1,819

 Centrica                                                 790,310      3,400

 Compass                                                 1,909,650    11,108

 David S. Smith                                          307,694         890

 Diageo                                                  400,499       4,965

 Electrocomponents                                       482,140       2,875

 GlaxoSmithKline                                        1,242,321     25,244

 Hays                                                   1,766,957      3,921

 Hilton Group                                             288,940      1,371

 Kesa Electricals                                         288,115      1,473

 Kingfisher                                             2,100,603     10,853

 MFI Furniture Group                                      986,500      2,369

 Reed Elsevier                                            880,993      7,805

 Rio Tinto                                                255,860      6,670

 Royal Bank of Scotland Group                             704,273     19,807

 Shell Transport & Trading                              1,797,558     13,031

 Standard Chartered                                       147,300      2,437

 Tesco                                                  1,054,554      4,882

 Tomkins ADR                                              780,206      3,580

 Unilever                                                 600,996      5,308

 United Business Media ADR                                315,489      2,835

 Vodafone Group                                         8,768,557     19,022

William Morrison Supermarkets                            896,600       2,952

WPP Group                                                756,690       7,000

 Total United Kingdom (Cost $149,507)                                184,439

 SHORT-TERM INVESTMENTS  1.8%
 Money Market Funds  1.8%
 T. Rowe Price Reserve Investment Fund, 1.33% #        14,853,505      14,854

 Total Short-Term Investments (Cost $14,854)                           14,854

 SECURITIES LENDING COLLATERAL  12.8%
                        Money Market Pooled Account 12.8%
                Investment in money market pooled account managed
 by JP Morgan Chase Bank, London (USD), 1.32% #        102,985,017     102,985

 Total Securities Lending Collateral (Cost $102,985)                   102,985

 Total Investments in Securities
 112.0% of Net Assets (Cost $702,534)                  $               904,521

(1)     Denominated in currency of country of incorporation unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 ss.    All or a portion of this security is on
        loan at July 31, 2004 - See Note 2
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $7,099 and represents 0.9% of net
        assets
 ADR    American Depository Receipts
 GDS    Global Depository Shares
 HKD    Hong Kong dollar
 USD    U.S. dollar




The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Foreign Equity Fund
Unaudited July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004, the value of loaned securities was $98,360,000; aggregate collateral consisted of $102,985,000 in money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $702,534,000. Net unrealized gain aggregated $201,910,000 at period-end, of which $231,774,000 related to appreciated investments and $29,864,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004


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